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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:__________
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Prides Capital Partners, L.L.C.
Address:  200 High Street; Suite 700
          Boston, MA 02110

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Murray A. Indick
Title:    Managing Member
Phone:    617.778.9200

Signature, Place, and Date of Signing:

/s/ Murray A. Indick                    Boston, MA            May 15, 2009
      [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  7
Form 13F Information Table Value Total:  $57,097
                                           (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number                   Name
___  28-__________________________________  __________________________________

                          FORM 13F INFORMATION TABLE
                                See Excel sheet

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
                                                               SHR or                              Voting Authority
                       Title of              Value   Shares/   PRN AMT PUT/ Investment  Other    --------------------
Name of Issuer           Class      Cusip   (X1000)  PRN AMT   SH/PRN  CALL Discretion Managers  Sole    Shared   None
---------------------- ---------  --------- ------- ---------- ------- ---- ---------- --------  ----  ---------- ----
AMERITRANS CAP CORP          COM  03073H108   1,675    854,700   SH             SHARED                    854,700
ARK RESTAURANTS CORP         COM  040712101   1,837    197,556   SH             SHARED                    197,556
EDIETS.COM                   COM  280597105  15,630 12,404,880   SH             SHARED                 12,404,880
HEALTHTRONICS INC            COM  42222L107   4,872  3,608,997   SH             SHARED                  3,608,997
PRINCETON REVIEW INC         COM  742352107   4,386  1,008,273   SH             SHARED                  1,008,273
QC HOLDINGS INC              COM  74729T101   9,742  1,648,449   SH             SHARED                  1,648,449
WASTE SERVICES INC DEL   COM NEW  941075103  18,955  4,428,769   SH             SHARED                  4,428,769